UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05554

Morgan Stanley California Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Joseph Benedetti, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York  10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-548-7786

Date of fiscal year end:  12/31

Date of reporting period:  7/1/15 – 6/30/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05554

Reporting Period: 07/01/2015 - 06/30/2016

Morgan Stanley California Tax-Free Daily Income Trust

============ Morgan Stanley California Tax-Free Daily Income Trust =============

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:       NAC            Security ID:  67066Y865

Meeting Date: NOV 17, 2015   Meeting Type: Annual

Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a.1  Elect Director Jack B. Evans            For       For          Management

1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management

1a.3  Elect Director William C. Hunter        For       For          Management

1a.4  Elect Director William J. Schneider     For       For          Management

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NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:       NAC            Security ID:  67066Y873

Meeting Date: NOV 17, 2015   Meeting Type: Annual

Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a.1  Elect Director Jack B. Evans            For       For          Management

1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management

1a.3  Elect Director William C. Hunter        For       For          Management

1a.4  Elect Director William J. Schneider     For       For          Management

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NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2

Ticker:       NVX            Security ID:  67069X609

Meeting Date: NOV 17, 2015   Meeting Type: Annual

Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a.1  Elect Director Jack B. Evans            For       For          Management

1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management

1a.3  Elect Director William C. Hunter        For       For          Management

1a.4  Elect Director William J. Schneider     For       For          Management

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NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 3

Ticker:       NZH            Security ID:  67070Y604

Meeting Date: NOV 17, 2015   Meeting Type: Annual

Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a.1  Elect Director Jack B. Evans            For       For          Management

1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management

1a.3  Elect Director William C. Hunter        For       For          Management

1a.4  Elect Director William J. Schneider     For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley California Tax-Free Daily Income Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.